Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

	As of December 31,
	2016	2017
	$	$
Cash at bank and in hand	36,531,272	204,008,828
Cash equivalents	47,417,498	25,651,320
	83,948,770	229,660,148
Denominated in:
US$	77,463,141	224,878,393
RMB (note (i))	6,365,311	3,927,163
Australia dollar ("A$")	120,318	854,592
	83,948,770	229,660,148